Acquisition Contract Liabilities (Details Narrative) - USD ($) $ in Thousands	Mar. 25, 2019	Sep. 30, 2023	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Contingent consideration		$ 2,500	$ 2,400	$ 2,100	$ 6,200	$ 7,602
Long-Term Debt [Member]
Business Acquisition [Line Items]
Contingent consideration		2,500	$ 2,400		$ 6,200
Monte Carlo Simulation Model [Member] | Long-Term Debt [Member]
Business Acquisition [Line Items]
Contingent consideration		$ 2,500
Monte Carlo Simulation Model [Member] | Measurement Input, Discount Rate [Member]
Business Acquisition [Line Items]
Derivative liability measuremnet input	6.0
Cutanea Life Sciences, Inc. [Member]
Business Acquisition [Line Items]
Equity interest in acquiree, percentage	100.00%
Non-interest bearing start-up cost financing	$ 1,700
Sale of equity estimated profits contingent consideration	6,500
Cutanea Life Sciences, Inc. [Member] | Share Purchase Agreement [Member]
Business Acquisition [Line Items]
Start-up cost financing	$ 7,300
Biofrontera AG [Member]
Business Acquisition [Line Items]
Equity interest in acquiree, percentage	29.90%
Maruho Co, Ltd. [Member]
Business Acquisition [Line Items]
Start-up cost financing interest rate	6.00%
Start-up cost financing term	57 months
Start-up cost financing maturity date	Dec. 31, 2023